Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

While we do not have a formal policy with respect to the timing of awards of stock options, stock appreciation rights, or similar option-like instruments to our NEOs, in recent years, including during 2024, our Compensation Committee has not granted such awards. The Compensation Committee generally approves the grant of equity compensation awards at approximately the same time every year, although off-cycle grants can be made at different times in certain circumstances, including for new hires, promotions, retention or other purposes. We have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	While we do not have a formal policy with respect to the timing of awards of stock options, stock appreciation rights, or similar option-like instruments to our NEOs, in recent years, including during 2024, our Compensation Committee has not granted such awards. The Compensation Committee generally approves the grant of equity compensation awards at approximately the same time every year, although off-cycle grants can be made at different times in certain circumstances, including for new hires, promotions, retention or other purposes.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false